Analysis of cash flows - Summary of Analysis of Cash Flows (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Flow Statement [line items]
Profit for the year		£ 717.9	£ 1,139.4	£ 1,912.3
Taxation		353.8	323.9	197.0
Revaluation of financial instruments		77.8	(172.9)	(262.2)
Finance costs		376.4	289.3	269.8
Finance and investment income		(102.6)	(104.8)	(95.2)
Share of results of associates		(21.2)	(43.5)	(113.5)
Goodwill impairment on classification as held for sale		94.5
Gain on sale of discontinued operations		(73.8)
Attributable tax expense on sale of discontinued operations		157.4
Non-cash share-based incentive plans (including share options)		71.4	84.8	105.0
Depreciation of property, plant and equipment		203.2	225.1	230.7
Depreciation of right-of-use assets		317.9
Impairment of goodwill		47.7	183.9	27.1
Amortisation and impairment of acquired intangible assets		135.6	280.0	195.1
Amortisation of other intangible assets		29.6	38.7	36.3
Investment write-downs		7.5	2.0	95.9
Gains on disposal of investments and subsidiaries		(45.1)	(235.5)	(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership		(0.4)	(2.0)	0.3
Gain on sale of freehold property in New York		(7.9)
Losses on sale of property, plant and equipment		3.2	0.6	1.1
Decrease/(increase) in trade receivables and accrued income		159.0	(298.9)	(90.4)
Increase/(decrease) in trade payables and deferred income		394.7	500.9	(170.8)
Increase in other receivables		(263.8)	(52.9)	(110.6)
Decrease in other payables – short-term		(16.4)	(31.8)	(122.8)
Increase in other payables – long-term		53.7	0.4	20.1
Increase/(decrease) in provisions		23.1	48.0	(57.3)
Corporation and overseas tax paid		(536.0)	(383.6)	(424.7)
Payment on early settlement of bonds		(63.4)
Interest and similar charges paid		(270.6)	(252.8)	(246.6)
Interest paid on lease liabilities		(105.1)
Interest received		80.8	90.4	76.9
Investment income		18.3	15.4	16.8
Dividends from associates		33.3	49.7	46.8
Net cash inflow from operating activities		1,850.5	1,693.8	1,408.1
Acquisitions and disposals:
Initial cash consideration		(3.9)	(126.7)	(214.8)
Cash and cash equivalents acquired		0.0	11.3	28.9
Earnout payments		(130.2)	(120.2)	(199.1)
Purchase of other investments (including associates)		(27.2)	(48.1)	(92.5)
Acquisitions		(161.3)	(283.7)	(477.5)
Proceeds on disposal of investments and subsidiaries	[1]	2,468.5	849.0	296.0
Cash and cash equivalents disposed		(327.5)	(15.1)
Disposals of investments and subsidiaries		2,141.0	(833.9)	296.0
Cash consideration for non-controlling interests		(62.7)	(109.9)	(47.3)
Net acquisition payments and disposal proceeds		1,917.0	440.3	(228.8)
Share repurchases and buy-backs:
Purchase of own shares by ESOP Trusts			(102.8)	(214.6)
Shares purchased into treasury		(43.8)	(104.3)	(289.6)
Net cash outflow		(43.8)	(207.1)	(504.2)
Net increase/(decrease) in borrowings:
(Decrease)/increase in drawings on bank loans		(70.6)	(819.3)	785.6
Net cash (outflow)/inflow		(1,713.2)	(440.6)	599.6
Cash and cash equivalents:
Cash at bank and in hand		2,105.4	2,010.8	2,049.6
Short-term bank deposits		863.6	632.4	341.8
Overdrafts	[2]	(235.7)	(442.0)	(393.2)
Cash and cash equivalents at end of year		2,733.3	2,201.2	1,998.2
Repayment of EURO 600 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		(512.7)
Repayment of USD 812 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		(618.8)
Partial repayment of USD 272 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		(135.4)	(20.8)
Partial repayment of USD 450 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		(176.2)	(37.3)
Repayment of GBP 200 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		£ (199.5)
Proceeds from issue of EURO 250 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds			218.8	214.0
Proceeds from issue of EURO 500 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds			438.0
Repayment of EURO 252 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds			£ (220.0)
Repayment of GBP 400 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds				£ (400.0)

[1]	Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.
[2]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.